Putnam Short Term Investment Fund
The fund's portfolio
4/30/22 (Unaudited)

REPURCHASE AGREEMENTS (49.4%)(a)
	Principal amount	Value
Interest in $100,000,000 joint tri-party repurchase agreement dated 4/29/2022 with BNP Paribas due 5/2/2022 - maturity value of $26,934,651 for an effective yield of 0.290% (collateralized by Agency Debentures and Agency Strips, Agency Mortgage-Backed Securities and U.S. Treasuries (including strips) with coupon rates ranging from 0.625% to 7.000% and due dates ranging from 11/30/2023 to 4/1/2052, valued at $102,003,304)	$26,934,000	$26,934,000
Interest in $352,511,000 joint tri-party repurchase agreement dated 4/29/2022 with BofA Securities, Inc. due 5/2/2022 - maturity value of $22,638,566 for an effective yield of 0.300% (collateralized by Agency Mortgage-Backed Securities with a coupon rate of 2.500% and a due date of 11/20/2051, valued at $359,561,220)	22,638,000	22,638,000
Interest in $388,280,000 joint tri-party repurchase agreement dated 4/29/2022 with Citigroup Global Markets, Inc. due 5/2/2022 - maturity value of $20,828,538 for an effective yield of 0.310% (collateralized by Agency Mortgage-Backed Securities and U.S. Treasuries (including strips) with coupon rates ranging from 0.125% to 4.500% and due dates ranging from 10/15/2026 to 3/20/2052, valued at $396,045,665)	20,828,000	20,828,000
Interest in $312,000,000 tri-party repurchase agreement dated 4/29/2022 with Barclays Capital, Inc. due 5/2/2022 - maturity value of $312,007,800 for an effective yield of 0.300% (collateralized by U.S. Treasuries (including strips) with coupon rates ranging from 1.375% to 3.000% and due dates ranging from 11/15/2040 to 11/15/2051, valued at $318,248,007)	312,000,000	312,000,000
Interest in $200,000,000 tri-party repurchase agreement dated 4/29/2022 with BMO Capital Markets due 5/2/2022 - maturity value of $200,005,000 for an effective yield of 0.300% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 1.450% to 4.500% and due dates ranging from 12/1/2030 to 3/15/2060, valued at $204,005,101)	200,000,000	200,000,000
Interest in $30,000,000 tri-party repurchase agreement dated 4/29/2022 with BNP Paribas due 5/2/2022 - maturity value of $30,000,675 for an effective yield of 0.270% (collateralized by U.S. Treasuries (including strips) with coupon rates ranging from 0.125% to 2.250% and due dates ranging from 1/15/2024 to 5/15/2041, valued at $30,600,716)	30,000,000	30,000,000
Interest in $149,000,000 tri-party repurchase agreement dated 4/29/2022 with Goldman, Sachs & Co. LLC due 5/2/2022 - maturity value of $149,003,725 for an effective yield of 0.300% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 2.460% to 4.500% and due dates ranging from 10/15/2039 to 4/15/2057, valued at $151,980,000)	149,000,000	149,000,000
Interest in $200,000,000 tri-party repurchase agreement dated 4/29/2022 with JPMorgan Securities, LLC due 5/2/2022 - maturity value of $200,004,667 for an effective yield of 0.280% (collateralized by U.S. Treasuries (including strips) with coupon rates ranging from 0.250% to 1.875% and due dates ranging from 5/15/2024 to 2/28/2027, valued at $204,004,793)	200,000,000	200,000,000
Interest in $25,000,000 tri-party term repurchase agreement dated 4/29/2022 with BNP Paribas, 0.490% (collateralized by Corporate Debt Securities with coupon rates ranging from 1.826% to 9.250% and due dates ranging from 1/17/2023 to perpetual maturity, valued at $26,251,303) (France)(IR)(EG)	25,000,000	25,000,000
Interest in $25,000,000 tri-party term repurchase agreement dated 4/29/2022 with RBC Capital Markets, LLC, 0.540% (collateralized by Corporate Debt Securities with coupon rates ranging from 0.950% to 5.875% and due dates ranging from 1/8/2024 to 3/15/2052, valued at $26,251,725) (Canada)(IR)(EG)	25,000,000	25,000,000

Total repurchase agreements (cost $1,011,400,000)		$1,011,400,000

COMMERCIAL PAPER (21.9%)(a)
	Yield (%)	Maturity date	Principal amount	Value
ABN AMRO Funding USA, LLC	0.200	5/9/22	$10,110,000	$10,108,472
Australia & New Zealand Banking Group, Ltd. (Australia)	0.240	7/22/22	25,000,000	24,932,217
BNP Paribas SA/New York, NY (France)	1.104	7/15/22	19,190,000	19,145,055
BPCE SA (France)	0.190	6/1/22	15,000,000	14,988,876
Canadian Imperial Bank of Commerce (Canada)	0.190	7/19/22	18,000,000	17,993,520
Commonwealth Bank of Australia (Australia)	0.331	11/7/22	17,000,000	16,832,539
Commonwealth Bank of Australia (Australia)	0.300	6/17/22	15,000,000	14,983,299
Commonwealth Bank of Australia (Australia)	0.240	8/2/22	15,000,000	14,949,848
ING (U.S.) Funding, LLC	1.254	8/1/22	20,750,000	20,678,373
ING (U.S.) Funding, LLC	0.902	6/7/22	11,250,000	11,240,323
Lloyds Bank PLC (United Kingdom)	0.927	6/27/22	20,750,000	20,718,918
Lloyds Bank PLC (United Kingdom)	0.470	5/10/22	20,000,000	19,996,853
Mitsubishi UFJ Trust & Banking Corp./Singapore (Singapore)	0.620	5/6/22	19,750,000	19,748,310
Mizuho Bank, Ltd./New York, NY	0.902	6/14/22	20,000,000	19,978,150
Nationwide Building Society (United Kingdom)	0.370	5/3/22	16,000,000	15,999,300
Nationwide Building Society (United Kingdom)	0.330	5/6/22	5,000,000	4,999,563
Royal Bank of Canada/New York, NY (Canada)	0.200	8/5/22	16,500,000	16,493,047
Skandinaviska Enskilda Banken AB (Sweden)	1.054	7/18/22	20,000,000	19,951,244
Skandinaviska Enskilda Banken AB (Sweden)	0.872	6/16/22	20,000,000	19,977,333
Societe Generale SA (France)	0.901	6/24/22	20,000,000	19,967,676
Svenska Handelsbanken AB (Sweden)	0.341	11/1/22	25,000,000	24,765,563
Svenska Handelsbanken AB (Sweden)	0.220	5/27/22	9,550,000	9,545,254
Swedbank AB (Sweden)	0.320	5/2/22	20,000,000	19,999,448
Toronto-Dominion Bank (The) (Canada)	1.054	7/19/22	15,000,000	14,960,816
UBS AG/London (United Kingdom)	0.220	9/21/22	15,000,000	14,990,043
Westpac Banking Corp. (Australia)	0.770	3/20/23	20,000,000	20,011,153

Total commercial paper (cost $448,436,546)				$447,955,193

ASSET-BACKED COMMERCIAL PAPER (12.6%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Atlantic Asset Securitization, LLC	1.406	8/17/22	$20,000,000	$19,916,706
Atlantic Asset Securitization, LLC	0.701	5/27/22	10,000,000	9,994,190
Atlantic Asset Securitization, LLC	0.650	5/19/22	8,328,000	8,324,960
Chariot Funding, LLC	0.751	5/25/22	20,000,000	19,989,528
Chariot Funding, LLC	0.540	7/26/22	20,750,000	20,748,023
CHARTA, LLC	1.013	7/11/22	10,000,000	9,977,999
CHARTA, LLC	0.761	6/2/22	10,000,000	9,992,454
Collateralized Commercial Paper Flex Co., LLC	0.270	5/17/22	20,000,000	19,993,580
CRC Funding, LLC	1.013	7/7/22	15,172,000	15,140,768
Liberty Street Funding, LLC (Canada)	1.003	6/21/22	15,000,000	14,979,264
Manhattan Asset Funding Co., LLC (Japan)	1.104	7/20/22	20,000,000	19,947,156
Manhattan Asset Funding Co., LLC (Japan)	1.002	6/14/22	15,000,000	14,984,494
MetLife Short Term Funding, LLC	0.621	5/16/22	18,000,000	17,994,959
Old Line Funding, LLC	1.003	6/13/22	18,000,000	17,980,425
Thunder Bay Funding, LLC	1.206	8/16/22	19,850,000	19,768,803
Victory Receivables Corp. (Japan)	0.751	5/11/22	17,200,000	17,196,944

Total asset-backed commercial paper (cost $256,951,640)				$256,930,253

CERTIFICATES OF DEPOSIT (10.2%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Bank of America, NA	0.210	6/8/22	$21,500,000	$21,487,499
Bank of Montreal/Chicago, IL FRN (Canada)	0.430	9/1/22	20,000,000	19,987,913
Bank of Nova Scotia/Houston FRN	0.830	12/23/22	20,000,000	20,017,513
Bank of Nova Scotia/Houston FRN	0.440	7/18/22	19,000,000	18,994,220
Citibank, N.A.	0.170	8/3/22	15,000,000	14,953,220
Credit Suisse AG/New York, NY FRN	0.530	7/19/22	15,000,000	14,997,446
Nordea Bank ABP/New York, NY	1.201	8/26/22	20,000,000	20,038,059
Sumitomo Mitsui Banking Corp./New York FRN (Japan)	0.640	10/19/22	5,250,000	5,249,471
Sumitomo Mitsui Trust Bank, Ltd./New York	0.800	5/23/22	20,750,000	20,751,003
Sumitomo Mitsui Trust Bank, Ltd./New York	0.660	5/9/22	18,000,000	18,000,000
Toronto-Dominion Bank/NY FRN (Canada)	0.480	5/18/22	15,000,000	14,999,372
Toronto-Dominion Bank/NY FRN (Canada)	0.200	8/25/22	15,000,000	14,991,982
Westpac Banking Corp./NY FRN (Australia)	0.430	5/17/22	3,650,000	3,650,091

Total certificates of deposit (cost $208,190,669)				$208,117,789

U.S. TREASURY OBLIGATIONS (3.9%)(a)
	Yield (%)	Maturity date	Principal amount	Value
U.S. Treasury Bills	0.795	8/11/22	$20,000,000	$19,944,983
U.S. Treasury Bills	0.725	7/28/22	20,000,000	19,960,125
U.S. Treasury Bills	0.480	6/21/22	20,000,000	19,984,398
U.S. Treasury Cash Management Bills	0.691	7/26/22	20,000,000	19,961,986

Total U.S. treasury obligations (cost $79,874,952)				$79,851,492

TIME DEPOSITS (1.5%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Australia & New Zealand Banking Group, Ltd./Cayman Islands (Cayman Islands)	0.320	5/2/22	$15,000,000	$15,000,000
Svenska Handelsbanken/New York, NY (Sweden)	0.300	5/2/22	15,000,000	15,000,000

Total time deposits (cost $30,000,000)				$30,000,000

CORPORATE BONDS AND NOTES (0.6%)(a)
	Maturity date	Principal amount	Value
Secured Forward-Backed Note 2021-05 144A sr. FRN (BBA LIBOR USD 3 Month + 0.35%), zero %	6/28/22	$13,000,000	$12,968,800

Total corporate bonds and notes (cost $12,999,998)			$12,968,800
TOTAL INVESTMENTS

Total investments (cost $2,047,853,805)			$2,047,223,527

	Key to holding's abbreviations
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
LIBOR	London Interbank Offered Rate
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2021 through April 30, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,046,481,407.
(IR)	Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments.
(EG)	Maturity date of the repurchase agreement is thirty-five days from the purchase date unless both parties agree to roll the transaction. Maturity value of the repurchase agreement will equal the principal amount of the repurchase agreement plus interest.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	72.3%
	Canada	5.6
	Sweden	5.3
	Australia	4.7
	France	3.9
	United Kingdom	3.7
	Japan	2.8
	Singapore	1.0
	Cayman Islands	0.7

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $1,033,150,538 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$256,930,253	$—
Certificates of deposit	—	208,117,789	—
Commercial paper	—	447,955,193	—
Corporate bonds and notes	—	12,968,800	—
Repurchase agreements	—	1,011,400,000	—
Time deposits	—	30,000,000	—
U.S. treasury obligations	—	79,851,492	—

Totals by level	$—	$2,047,223,527	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com